DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		09/30/2012
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	October 13, 2012
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1136    44900 SH       Sole                                      44900
3M Company                     COM              88579Y101      676     7313 SH       Sole                                       7313
A T & T Corp                   COM              00206R102    22491   596570 SH       Sole                                     596570
Abbott Laboratories            COM              002824100    12637   184325 SH       Sole                                     184325
Agrium Inc                     COM              008916108    12709   122839 SH       Sole                                     122839
Alexco Resource Corp           COM              01535P106      516   118860 SH       Sole                                     118860
Allied Nevada Gold Corp        COM              019344100    22079   565252 SH       Sole                                     565252
American Electric Power Inc    COM              025537101     9973   226969 SH       Sole                                     226969
Amerigas Partners Inc          COM              030975106     9975   228461 SH       Sole                                     228461
Anadarko Petroleum Corp        COM              032511107    27342   391041 SH       Sole                                     391041
Apache Corp                    COM              037411105    12533   144945 SH       Sole                                     144945
Ashland Inc                    COM              044209104    15023   209814 SH       Sole                                     209814
BCE Inc                        COM              05534B760    12865   292785 SH       Sole                                     292785
BP P.L.C.                      COM              055622104      227     5350 SH       Sole                                       5350
Bristol Myers Squibb Co        COM              110122108    20889   618933 SH       Sole                                     618933
Canadian National Railroad     COM              136375102      984    11155 SH       Sole                                      11155
CBS Corp Class B               COM              124857202    15268   420265 SH       Sole                                     420265
Chevron Texaco Corp            COM              166764100     3952    33909 SH       Sole                                      33909
Cliffs Natural Resources Corp  COM              18683K101    12759   326061 SH       Sole                                     326061
Colgate-Palmolive Co           COM              194162103     4517    42129 SH       Sole                                      42129
Con Edison Co Of NY            COM              209115104     9052   151140 SH       Sole                                     151140
CSX Corp                       COM              126408103     8391   404372 SH       Sole                                     404372
Deere & Co                     COM              244199105    10236   124114 SH       Sole                                     124114
Devon Energy Corp              COM              25179M103    12410   205127 SH       Sole                                     205127
Diageo Corp                    COM              25243Q205     1757    15584 SH       Sole                                      15584
Dish Network                   COM              25470M109     6408   209345 SH       Sole                                     209345
Duke Energy Corp               COM              26441c204    17093   263820 SH       Sole                                     263820
Eaton Corp                     COM              278058102    17909   378859 SH       Sole                                     378859
Energy Transfer Part LP        COM              29273r109     2705    63550 SH       Sole                                      63550
Enterprise Products Partners L COM              293792107    34602   645553 SH       Sole                                     645553
Equinix Inc                    COM              29444u502      613     2975 SH       Sole                                       2975
Exxon Mobil Corp               COM              30231G102     2222    24296 SH       Sole                                      24296
Freeport McMoran Copper & Gold COM              35671D857     6447   162887 SH       Sole                                     162887
General Electric Co            COM              369604103    20438   899951 SH       Sole                                     899951
General Mills Inc              COM              370334104     4351   109180 SH       Sole                                     109180
H J Heinz Co                   COM              423074103     8978   160471 SH       Sole                                     160471
Hess Corp                      COM              42809H107    16067   299091 SH       Sole                                     299091
Integrys Energy Group Inc      COM              45822p105     1052    20160 SH       Sole                                      20160
Interxion Holding N V          COM              N47279109     8598   378453 SH       Sole                                     378453
Intl Business Machines Corp    COM              459200101     2634    12699 SH       Sole                                      12699
ITT Industries Inc             COM              450911201     6475   321337 SH       Sole                                     321337
Johnson & Johnson              COM              478160104     3791    55008 SH       Sole                                      55008
Kinder Morgan Energy Partners  COM              494550106     4806    58260 SH       Sole                                      58260
Kinder Morgan Inc              COM              49456B101    21725   611630 SH       Sole                                     611630
Linn Energy LLC                COM              536020100    20418   495105 SH       Sole                                     495105
Merck & Co Inc                 COM              58933y105     7108   157615 SH       Sole                                     157615
Mesabi Trust                   COM              590672101      355    13250 SH       Sole                                      13250
Molycorp Inc                   COM              608753109     7848   682441 SH       Sole                                     682441
New Gold Inc                   COM              644535106    32437  2654420 SH       Sole                                    2654420
Newmont Mining Corp            COM              651639106     7997   142764 SH       Sole                                     142764
Norfolk & Southern Corp        COM              655844108     7210   113319 SH       Sole                                     113319
Northrop Grumman Corp          COM              666807102     7274   109503 SH       Sole                                     109503
Novartis AG-Sponsored ADR      COM              66987V109     6626   108164 SH       Sole                                     108164
Occidental Petroleum Corp      COM              674599105     2735    31779 SH       Sole                                      31779
Pepsico Inc                    COM              713448108     5119    72326 SH       Sole                                      72326
Phillips 66                    COM              718546104    25802   556442 SH       Sole                                     556442
San Juan Basin Royalty Tr      COM              798241105      349    24650 SH       Sole                                      24650
South Jersey Industries        COM              838518108      431     8150 SH       Sole                                       8150
Southern Co                    COM              842587107     6903   149770 SH       Sole                                     149770
Spectra Energy Corp            COM              847560109      383    13040 SH       Sole                                      13040
Street Tracks Gold Trust       COM              78463v107     3016    17544 SH       Sole                                      17544
Target Corporation             COM              87612E106    10358   163191 SH       Sole                                     163191
Teekay Offshore Partners L.P.  COM              y8565j101     6480   235565 SH       Sole                                     235565
Union Pacific Corp             COM              907818108     5374    45274 SH       Sole                                      45274
United Technologies            COM              913017109      434     5545 SH       Sole                                       5545
Veris Gold Corp                COM              92346R100     2299  7820000 SH       Sole                                    7820000
Weingarten Realty SBI          COM              948741103     1131    40225 SH       Sole                                      40225
Xcel Energy Inc                COM              98389B100     4566   164770 SH       Sole                                     164770